United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05807

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)

Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)

Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2017) (unaudited)

Common Stock (68.9% of total investments)
Industry			LEVEL ONE
Bank	Shares	Cost	Market Value	% Total Inv.
Colgate-Palmolive Co.	12,000	72,938	$878,280
PepsiCo, Inc.	10,000	168,296	1,118,600
			$1,996,880	(6.5%)
Consumer
Automatic Data Processing, Inc.	10,000	293,122	1,023,900
Paychex, Inc.	16,000	396,115	942,400
			$1,966,300	(6.4%)
Data Processing
Abbott Laboratories Inc.	7,500	175,588	333,075
Johnson & Johnson	4,000	45,500	498,200
Stryker Corp.	11,000	47,141	1,448,150
			$2,279,425	(7.5%)
Industrial
CSW Industrials, Inc.*	25,750	756,821	945,025
Illinois Tool Works Inc.	9,000	379,352	1,192,230
Waters Corp.*	6,000	302,341	937,860
			$3,075,115	(10.1%)
Insurance
Berkshire Hathaway Inc. B*	8,000	590,996	1,333,440
Markel Corp.*	1,300	831,360	1,268,618
White Mountains Insurance Group, Ltd.	1,000	730,019	879,880
			$3,481,938	(11.4%)
Mutual Fund Managers
Franklin Resources, Inc.	60,000	2,205,942	2,528,400
T. Rowe Price Group Inc.	20,000	1,401,170	1,363,000
			$3,891,400	(12.8%)
Retail
Cabela's Incorporated*	49,000	2,917,165	2,602,390
eBay Inc.*	50,000	1,272,928	1,678,500
			$4,280,890	(14.0%)
Closed-End Funds
Asta Funding	5,282	54,235	43,048
			$43,048	(0.1%)

Total common stock investments			$21,014,996

Money Market Funds (31.1% of total investments)			LEVEL ONE
			Market Value	% Total Inv.
Federated Government Oblig. #5 Inst., 0.59%			9,495,619	(31.1%)

Total investments			$30,510,615
All other assets less liabilities			25,526
Accrued investment advisory fees			(22,505)

Total net assets			$30,513,636
*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments, excluding money market investments, as of March 31, 2017:

Gross unrealized appreciation	$8,734,339
Gross unrealized depreciation	371,554
Net unrealized appreciation	$8,362,785

Federal income tax basis	$12,783,070

ITEM 2.	Controls and Procedures

(a)
As of April 5, 2017, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.